INCOME TAXES - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Effective income tax rate	61.90%	3.30%	12.70%	2.80%
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Tax at federal statutory rate					21.00%	21.00%
State taxes, net of federal benefit					(4.00%)	0.12%
U.S. income attributable to pass-through entity					(21.00%)	(21.00%)
Effective income tax rate					(4.00%)	0.12%